UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file :     811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.  2960 N. Meridian Street, Suite 300   Indianapolis, IN 46208
                                                 (Address of principal executive offices)                (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover, DE 19901
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:      01/31

Date of reporting period:   04/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Golub Group Equity Fund
Schedule of Investments
April 30, 2010
(Unaudited)

Common Stocks - 90.43%	Shares	Value

Aircraft Engines & Engine Parts - 2.36%
United Technologies Corp.	3,700	$277,315

Beverages - 8.25%
Coca-Cola Co./The	6,450	344,752
Diageo plc (b)	4,550	310,037
PepsiCo, Inc.	4,850	316,317
		971,106

Biological Products (No Diagnostic Substances) - 1.75%
Amgen, Inc. (a)	3,600	206,496

Brewery - 2.02%
Anheuser-Busch InBev NV (b)	4,900	237,405

Cable & Other Pay Television Services - 2.58%
Comcast Corp. - Class A	15,400	303,996

Computer & Office Equipment - 2.81%
Hewlett-Packard Co.	6,350	330,009

Computer Communications Equipment - 2.91%
Cisco Systems, Inc. (a)	12,700	341,884

Construction Machinery & Equipment - 2.07%
Caterpillar, Inc.	3,575	243,422

Electric & Other Services Combined - 2.47%
Exelon Corp.	6,675	290,963

Electromedical & Electrotherapeutic Apparatus - 2.88%
Medtronic, Inc.	7,750	338,597

Electronic & Other Electrical Equipment (No Computer Equipment) - 5.55%
Emerson Electric Co.	5,950	310,768
General Electric Co.	18,150	342,309
		653,077

Fire, Marine & Casualty Insurance - 2.55%
Berkshire Hathaway, Inc. - Class B (a)	3,900	300,300

Food & Kindred Products - 2.74%
Kraft Foods, Inc. - Class A	10,875	321,900

*See accompanying notes which an integral part of these financial statements.

Golub Group Equity Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 90.43% - continued	Shares	Value

Medical - Generic Drugs - 2.15%
Teva Pharmaceutical Industries, Ltd. (b)	4,300	$252,539

Petroleum Refining - 10.60%
Chevron Corp.	5,275	429,596
ConocoPhillips	7,275	430,607
Exxon Mobil Corp.	5,700	386,745
		1,246,948

Pharmaceutical Preparations - 2.87%
Johnson & Johnson	5,250	337,575

Retail - Discount - 2.92%
Wal-Mart Stores, Inc.	6,400	343,360

Retail - Drug Stores & Proprietary Stores - 2.79%
Walgreen Co.	9,325	327,774

Retail - Lumber & Other Building Materials Dealers - 5.99%
Home Depot, Inc./The	9,000	317,250
Lowe's Companies, Inc.	14,300	387,816
		705,066

Semiconductors & Related Devices - 1.33%
Intel Corp.	6,850	156,386

Services - Computer Processing & Data Preparation - 2.77%
Fiserv, Inc. (a)	6,375	325,699

Services - Engineering, Accounting, Research, Management - 2.16%
Paychex, Inc.	8,300	253,980

Services - Prepackaged Software - 2.62%
Microsoft Corp.	10,075	307,691

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.72%
Procter & Gamble Co./The	5,150	320,124

Super-Regional Banks-US - 2.81%
U.S. Bancorp	12,350	330,610

Telephone Communications (No Radio Telephone) - 2.32%
China Mobile Ltd. (b)	5,575	272,617

Trucking & Courier Services (No Air) - 2.73%
United Parcel Service, Inc. - Class B	4,650	321,501

Wholesale - Groceries & Related Products - 2.71%
Sysco Corp.	10,100	318,554

TOTAL COMMON STOCKS (Cost $8,854,720)		10,636,894

*See accompanying notes which an integral part of these financial statements.

Golub Group Equity Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Real Estate Investment Trusts - 1.63%	Shares	Value

Host Hotels & Resorts, Inc.	11,787	$191,657

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $70,878)		191,657

Money Market Securities - 8.20%

Fidelity Institutional Money Market Portfolio, 0.25% (c)	964,217	964,217

TOTAL MONEY MARKET SECURITIES (Cost $964,217)		964,217

TOTAL INVESTMENTS (Cost $9,889,815) - 100.26%		$11,792,768

Liabilities in excess of other assets - (0.26)%		(30,059)

TOTAL NET ASSETS - 100.00%		$11,762,709

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the rate shown represents the yield at April 30, 2010.

Tax Related
Unrealized appreciation		1,949,087
Unrealized depreciation		(46,134)
Net unrealized appreciation		$1,902,953

Aggregate cost of securities for income tax purposes		$9,889,815

*See accompanying notes which an integral part of these financial statements.

Golub Group Equity Fund
Related Notes to the Schedule of Investments
April 30, 2010
(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities are valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.

Golub Group Equity Fund
Related Notes to the Schedule of Investments – continued
April 30, 2010
(Unaudited)

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$9,564,296	$-	$-	$9,564,296

American Depositary Receipts*	1,072,598	-	-	1,072,598

Real Estate Investment Trusts	191,657	-	-	191,657

Money Market Securities	964,217	-	-	964,217

Total	$11,792,768	$-	$-	$11,792,768
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of June 22, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  ____Valued Advisers Trust

By
/s/ R. Jeffrey Young
                R. Jeffrey Young, President

Date           06/28/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ R. Jeffrey Young
                   R. Jeffrey Young, President

Date           06/28/2010

By
/s/ William J. Murphy
              William J. Murphy, Treasurer

Date           06/25/2010